EQUITY (Tables)	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Losses on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2014	¥293,783	¥(260)	¥(21,101)	¥(21,459)	¥250,963
Other comprehensive income
Other comprehensive income before reclassifications	174,548	(353)	(5,978)	52,179	220,396
Amounts reclassified from accumulated other comprehensive income	(490)	241	(1,305)	(28)	(1,582)

Other comprehensive income, net	174,058	(112)	(7,283)	52,151	218,814

Equity transactions with noncontrolling interests	—	0	(68)	(36)	(104)

Balance at March 31, 2015	467,841	(372)	(28,452)	30,656	469,673
Other comprehensive income
Other comprehensive income before reclassifications	63,339	(174)	(13,388)	(34,907)	14,870
Amounts reclassified from accumulated other comprehensive income	(13,990)	58	(789)	(13)	(14,734)

Other comprehensive income, net	49,349	(116)	(14,177)	(34,920)	136

Equity transactions with noncontrolling interests	—	0	(19)	13	(6)

Balance at March 31, 2016	517,190	(488)	(42,648)	(4,251)	469,803
Other comprehensive income
Other comprehensive income before reclassifications	(17,461)	(109)	7,834	(11,842)	(21,578)
Amounts reclassified from accumulated other comprehensive income	(78)	148	(561)	(212)	(703)

Other comprehensive income, net	(17,539)	39	7,273	(12,054)	(22,281)

Equity transactions with noncontrolling interests	(1)	0	13	(55)	(43)

Balance at March 31, 2017	¥499,650	¥(449)	¥(35,362)	¥(16,360)	¥447,479

Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2015:
Net unrealized gains on securities:
Amount arising during the year	¥272,884	¥(98,336)	¥174,548
Reclassification adjustments for gains and losses realized in net income	(510)	20	(490)

Net change for the year	272,374	(98,316)	174,058
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(469)	116	(353)
Reclassification adjustments for gains and losses realized in net income	304	(63)	241

Net change for the year	(165)	53	(112)
Pension adjustments:
Amount arising during the year	(6,885)	907	(5,978)
Reclassification adjustments for gains and losses realized in net income	(2,190)	885	(1,305)

Net change for the year	(9,075)	1,792	(7,283)
Foreign currency translation adjustments:
Amount arising during the year	52,179	—	52,179
Reclassification adjustments for gains and losses realized in net income	(28)	—	(28)

Net change for the year	52,151	—	52,151

Other comprehensive income	¥315,285	¥(96,471)	¥218,814

For the year ended March 31, 2016:
Net unrealized gains on securities:
Amount arising during the year	¥92,042	¥(28,703)	¥63,339
Reclassification adjustments for gains and losses realized in net income	(20,572)	6,582	(13,990)

Net change for the year	71,470	(22,121)	49,349
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(250)	76	(174)
Reclassification adjustments for gains and losses realized in net income	85	(27)	58

Net change for the year	(165)	49	(116)
Pension adjustments:
Amount arising during the year	(19,854)	6,466	(13,388)
Reclassification adjustments for gains and losses realized in net income	(1,543)	754	(789)

Net change for the year	(21,397)	7,220	(14,177)
Foreign currency translation adjustments:
Amount arising during the year	(34,907)	—	(34,907)
Reclassification adjustments for gains and losses realized in net income	(13)	—	(13)

Net change for the year	(34,920)	—	(34,920)

Other comprehensive income	¥14,988	¥(14,852)	¥136

For the year ended March 31, 2017:
Net unrealized gains on securities:
Amount arising during the year	¥(24,807)	¥7,346	¥(17,461)
Reclassification adjustments for gains and losses realized in net income	(114)	36	(78)

Net change for the year	(24,921)	7,382	(17,539)
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(143)	34	(109)
Reclassification adjustments for gains and losses realized in net income	198	(50)	148

Net change for the year	55	(16)	39
Pension adjustments:
Amount arising during the year	10,677	(2,843)	7,834
Reclassification adjustments for gains and losses realized in net income	(896)	335	(561)

Net change for the year	9,781	(2,508)	7,273
Foreign currency translation adjustments:
Amount arising during the year	(11,842)	—	(11,842)
Reclassification adjustments for gains and losses realized in net income	(212)	—	(212)

Net change for the year	(12,054)	—	(12,054)

Other comprehensive income	¥(27,139)	¥4,858	¥(22,281)

Amounts Reclassified Out Of Accumulated Other Comprehensive Income

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2016 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2016
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Gains on sales of securities, net	¥(20,350)
	Other, net	(304)

	Income before income taxes	(20,654)
	Income taxes	6,608

	Net income	(14,046)
	Net income attributable to noncontrolling interests	56

	Net income attributable to shareholders of Kyocera Corporation	(13,990)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(101)
	Cost of sales	95
	Foreign currency transaction gains, net	3
	Other, net	87

	Income before income taxes	84
	Income taxes	(27)

	Net income	57
	Net income attributable to noncontrolling interests	1

	Net income attributable to shareholders of Kyocera Corporation	58

Pension adjustments:
Amortization of prior service cost and recognized actuarial loss	*	(1,435)

	Income before income taxes	(1,435)
	Income taxes	755

	Net income	(680)
	Net income attributable to noncontrolling interests	(109)

	Net income attributable to shareholders of Kyocera Corporation	(789)

Foreign currency translation adjustments:
Liquidation of subsidiaries	Other, net	(13)

	Income before income taxes	(13)
	Income taxes	—

	Net income	(13)
	Net income attributable to noncontrolling interests	—

	Net income attributable to shareholders of Kyocera Corporation	(13)

Total reclassifications for the period		¥(14,734)

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2017 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2017
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Gains on sales of securities, net	¥(190)
	Other, net	31

	Income before income taxes	(159)
	Income taxes	50

	Net income	(109)
	Net income attributable to noncontrolling interests	31

	Net income attributable to shareholders of Kyocera Corporation	(78)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(116)
	Cost of sales	301
	Foreign currency transaction gains, net	(35)
	Other, net	90

	Income before income taxes	240
	Income taxes	(59)

	Net income	181
	Net income attributable to noncontrolling interests	(33)

	Net income attributable to shareholders of Kyocera Corporation	148

Pension adjustments:
Amortization of prior service cost and recognized actuarial loss	*	(808)

	Income before income taxes	(808)
	Income taxes	327

	Net income	(481)
	Net income attributable to noncontrolling interests	(80)

	Net income attributable to shareholders of Kyocera Corporation	(561)

Foreign currency translation adjustments:
Liquidation of subsidiaries	Other, net	(212)

	Income before income taxes	(212)
	Income taxes	—

	Net income	(212)
	Net income attributable to noncontrolling interests	—

	Net income attributable to shareholders of Kyocera Corporation	(212)

Total reclassifications for the period		¥(703)

*	As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to the Consolidated Financial Statements.